Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Premises and Equipment
(6)	Premises and Equipment

Premises and equipment are comprised of the following as of December 31:

	2013	2012

Land	$7,790,167	$7,780,167
Building	23,832,454	23,758,761
Furniture, Fixtures and Equipment	13,846,579	12,923,699
Leasehold Improvements	970,346	948,260
Construction in Progress	236,591	-

	46,676,137	45,410,887
Accumulated Depreciation	(21,799,668)	(20,494,781)

	$24,876,469	$24,916,106

Depreciation charged to operations totaled $1,527,392 in 2013, $1,676,820 in 2012 and $1,790,041 in 2011.

Certain Company facilities and equipment are leased under various operating leases.  Rental expense approximated $490,000 for 2013, $447,000 for 2012 and $376,000 for 2011.

Future minimum rental payments as of December 31, 2013 are as follows:

Year Ending December 31	Amount

2014	$53,458
2015	42,000
2016	42,000
2017	38,500

$175,958